LEASE INTANGIBLES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
LEASE INTANGIBLES

5. LEASE INTANGIBLES

The following table summarizes the net value of other intangible assets acquired and the accumulated amortization for each class of intangible asset:

	September 30, 2021			December 31, 2020
	Lease Intangibles	Accumulated Amortization	Lease Intangibles, net	Lease Intangibles	Accumulated Amortization	Lease Intangibles, net
In-place leases	$2,515,264	$(2,320,045)	$195,219	$3,136,587	$(2,757,530)	$379,057
Leasing costs	1,261,390	(1,146,572)	114,818	1,730,656	(1,510,559)	220,097
Above-market leases	333,485	(333,485)	—	333,485	(291,421)	42,064
	$4,110,139	$(3,800,102)	$310,037	$5,200,728	$(4,559,510)	$641,218

At September 30, 2021 and December 31, 2020, gross lease intangible assets of $0.0 and $1.1 million, respectively, were included in real estate assets held for sale. At September 30, 2021 and December 31, 2020, accumulated amortization related to the lease intangible assets of $0.0 and $1.1 million, respectively, were included in real estate assets held for sale.

The net value of acquired intangible liabilities was approximately $86,852 and $139,045 relating to below-market leases at September 30, 2021 and December 31, 2020, respectively.

Future aggregate approximate amortization expense for the Company’s lease intangible assets is as follows:

2021	$52,866
2022	202,342
2023	17,526
2024	17,526
2025	15,670
Thereafter	4,107
Total	$310,037

5. LEASE INTANGIBLES

Lease intangibles consist of the following:

	December 31, 2020			December 31, 2019
	Lease	Accumulated	Lease	Lease	Accumulated	Lease
	Intangibles	Amortization	Intangibles, net	Intangibles	Amortization	Intangibles, net
In-place leases	$3,136,587	$(2,757,530)	$379,057	$4,360,027	$(3,283,027)	$1,077,000
Leasing costs	1,730,656	(1,510,559)	220,097	2,937,976	(2,002,711)	935,265
Above-market leases	333,485	(291,421)	42,064	333,485	(240,739)	92,746
	$5,200,728	$(4,559,510)	$641,218	$7,631,488	$(5,526,477)	$2,105,011

As of December 31, 2020 and 2019, gross lease intangible assets of $1.1 million and $3.4 million, respectively, were included in real estate assets held for sale. As of December 31, 2020 and 2019, accumulated amortization related to the lease intangible assets of $1.1 million and $2.4 million, respectively, were included in real estate assets held for sale.

The net value of acquired intangible liabilities was $0.1 million and $0.3 million relating to below-market leases as of December 31, 2020 and 2019, respectively.

Aggregate approximate amortization expense for the Company’s lease intangible assets is as follows:

2021	$372,484
2022	202,479
2023	17,663
2024	17,663
2025	17,663
Thereafter	13,266
Total	$641,218

The weighted average amortization period for the intangible assets as of December 31, 2020 was approximately 1.6 years. Lease intangible assets are amortized over the term of the related lease and included as a reduction of rental income in the Statement of Operations.